CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAD) In Thousands, unless otherwise specified	Total	Common Shares	Additional Paid-in Capital	Retained Earnings (Deficit)
Balance at Sep. 30, 2010	76,754	43,468	3,981	29,305
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and comprehensive loss	10,579			10,579
Dividends to common shareholders	(7,929)			(7,929)
Issuance of common shares	2,092	2,681	(589)
Stock-based compensation expense	786		786
Total of other equity movements	(5,051)	2,681	197	(7,929)
Balance at Sep. 30, 2011	82,282	46,149	4,178	31,955
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and comprehensive loss	(43,522)			(43,522)
Dividends to common shareholders	(6,269)			(6,269)
Issuance of common shares	292	503	(211)
Stock-based compensation expense	733		733
Total of other equity movements	(5,244)	503	522	(6,269)
Balance at Sep. 30, 2012	33,516	46,652	4,700	(17,836)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and comprehensive loss	(35,532)			(35,532)
Issuance of common shares	257	439	(182)
Stock-based compensation expense	439		439
Total of other equity movements	696	439	257	0
Balance at Sep. 30, 2013	(1,320)	47,091	4,957	(53,368)